Stock Plans (Details Narrative) - Titan Pharmaceuticals Inc [Member] - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended
	Sep. 30, 2023	Jul. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2022	Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2025	Jun. 30, 2023	Aug. 31, 2015	Feb. 28, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares agreed to issue											125,000
Common stock outstanding						79,000		93,000		79,000
Weighted-average fair value of options and awards granted								$ 17.66
Unrecognized compensation expense						$ 0				$ 0
Stock based compensation						$ 500,000
Shares granted			45,000	6,250
Purchase price, per value			$ 26.20	$ 30.40	$ 26.20
Shares vested					12 months [1]	0 years	[2]	5 years 3 months 10 days	[2]
Shares vested	5,691	22,500
Non-cash stock compensation	$ 48,000	$ 235,000
Plan 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares agreed to issue												125,000	30
Shares available for grant												3,750
Common stock outstanding						30						93,059

[1]	Other tax payable mainly include the sales and service tax (“SST”) payable.
[2]	Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.